Filed pursuant to Rule 497(e)
Registration Nos. 333-195493; 811-22961

VALUESHARES INTERNATIONAL QUANTITATIVE VALUE ETF
a series of Alpha Architect ETF Trust

December 31, 2014

Supplement to the Summary Prospectus
dated December 16, 2014 and
the Prospectus and Statement of Additional Information
dated October 20, 2014, as previously supplemented

Effective immediately, the management fee for the ValueShares International Quantitative Value ETF (the “Fund”) has been lowered from 0.99% to 0.79% of the Fund’s average daily net assets.

The following information replaces the “Fees and Expenses” and “Example” sections on page 1 of the Summary Prospectus and page 6 of the Prospectus. All other references to the Fund’s management fee in the Prospectus and Statement of Additional Information (“SAI”) are revised to reflect the new 0.79% fee.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.  The investment advisory agreement (the “Advisory Agreement”) between the Trust and Empowered Funds, LLC (the “Adviser”) provides that the Adviser bears all of its own costs associated with providing advisory services and all expenses of the Fund, except for the fee payment under the Advisory Agreement, payments under the Fund’s Rule 12b-1 Distribution and Service Plan (the “Plan”), brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expense and other non-routine or extraordinary expenses.  You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management Fee:	0.79%
Distribution and/or Service (12b-1) Fees:(1)	0.00%
Other Expenses:*	0.00%
Total Annual Fund Operating Expenses:* * Based on estimated amounts for the current fiscal year.	0.79%

(1)  Pursuant to the Plan, the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets.  However, no such fee is currently paid by the Fund, and the Board of Trustees of the Trust (the “Board”) has determined that no such payments will be made through at least October 20, 2015.

EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods.  The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.  You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year:	Three Years:
$81	$252

Please retain this Supplement with your Summary Prospectus, Prospectus and SAI for future reference.

MOMENTUMSHARES INTERNATIONAL QUANTITATIVE MOMENTUM ETF
a series of Alpha Architect ETF Trust

December 31, 2014

Supplement to the
the Prospectus and Statement of Additional Information
dated October 20, 2014, as previously supplemented

Effective immediately, the management fee for the MomentumShares International Quantitative Momentum ETF (the “Fund”) has been lowered from 0.99% to 0.79% of the Fund’s average daily net assets.

The following information replaces the “Fees and Expenses” and “Example” sections on page 16 of the Prospectus. All other references to the Fund’s management fee in the Prospectus and Statement of Additional Information (“SAI”) are revised to reflect the new 0.79% fee.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.  The investment advisory agreement (the “Advisory Agreement”) between the Trust and Empowered Funds, LLC (the “Adviser”) provides that the Adviser bears all of its own costs associated with providing advisory services and all expenses of the Fund, except for the fee payment under the Advisory Agreement, payments under the Fund’s Rule 12b-1 Distribution and Service Plan (the “Plan”), brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expense and other non-routine or extraordinary expenses.  You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management Fee:	0.79%
Distribution and/or Service (12b-1) Fees:(1)	0.00%
Other Expenses:*	0.00%
Total Annual Fund Operating Expenses:* * Based on estimated amounts for the current fiscal year.	0.79%

(1)  Pursuant to the Plan, the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets.  However, no such fee is currently paid by the Fund, and the Board of Trustees of the Trust (the “Board”) has determined that no such payments will be made through at least October 20, 2015.

EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods.  The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.  You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year:	Three Years:
$81	$252

Please retain this Supplement with your Prospectus and SAI for future reference.